Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Measurement [Abstract]
Summary of Fair Values of Financial Assets Measured at Fair Value on Recurring Basis
The fair values of our financial assets and liabilities measured at fair value on a recurring basis at December 31, 2024 and 2023, are summarized in the following table:

(CAD$ in millions)	2024				2023
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Cash equivalents	$5,244	$—	$—	$5,244	$345	$—	$—	$345
Marketable and other equity securities	118	—	189	307	79	—	150	229
Debt securities	220	—	—	220	184	—	—	184
Settlement receivables	—	1,456	—	1,456	—	1,254	—	1,254
Derivative instruments and embedded derivatives	—	168	—	168	—	92	—	92
	$5,582	$1,624	$189	$7,395	$608	$1,346	$150	$2,104

Financial liabilities
Derivative instruments and embedded derivatives	$—	$179	$—	$179	$—	$148	$—	$148
Settlement payables	—	70	—	70	—	36	—	36
	$—	$249	$—	$249	$—	$184	$—	$184

Summary of Fair Values of Financial Liabilities Measured at Fair Value on Recurring Basis
The fair values of our financial assets and liabilities measured at fair value on a recurring basis at December 31, 2024 and 2023, are summarized in the following table:

(CAD$ in millions)	2024				2023
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Cash equivalents	$5,244	$—	$—	$5,244	$345	$—	$—	$345
Marketable and other equity securities	118	—	189	307	79	—	150	229
Debt securities	220	—	—	220	184	—	—	184
Settlement receivables	—	1,456	—	1,456	—	1,254	—	1,254
Derivative instruments and embedded derivatives	—	168	—	168	—	92	—	92
	$5,582	$1,624	$189	$7,395	$608	$1,346	$150	$2,104

Financial liabilities
Derivative instruments and embedded derivatives	$—	$179	$—	$179	$—	$148	$—	$148
Settlement payables	—	70	—	70	—	36	—	36
	$—	$249	$—	$249	$—	$184	$—	$184